30. EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Actuarial assets	R$ (13,819)	R$ (13,714)
Actuarial liabilities	758,426	912,184
Benefits of Pension Plans [member]
Disclosure of defined benefit plans [line items]
Actuarial assets	13,819	13,714	R$ 99,894
Actuarial liabilities	79,546	19,788	7,982
Post-employment Healthcare Benefits [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities	R$ 678,880	R$ 892,396	R$ 897,137